Intangible Assets, Net (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net [Abstract]
2018	$ 169,386
2019	169,368
2020	169,350
2021	169,135
2022	168,919
Thereafter	6,555,392
Estimated future amortization expense	$ 7,401,550	$ 7,092,370